NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES - Contingent Guarantee (Details) - USD ($)				3 Months Ended		5 Months Ended	9 Months Ended	12 Months Ended
	Aug. 09, 2024	Feb. 09, 2024	Feb. 07, 2024	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Value of founder shares transferred to cover cash deficit		$ 6,000,000	$ 4,000,000
Contingent guarantee		$ 3,256,863				$ 3,256,863			$ 3,256,863	$ 3,256,863
Shares of Founder Shares Transferred		885,010
Value of founder shares transferred		$ 4,000,000					$ 1,210,290
Contingent Guarantee Deemed Value		0
Amount of cash recovered through transfer of shares						743,137
Shares issued as deposit for purchase of the Commercial Bank acquisition (in shares)					1,234,990			1,234,990
Reduction in the contingent guarantee					$ 1,210,290			$ 1,210,290
Stock Issued for Contingent Guarantee	$ 2,886,347
Percentage of convenience fees	5.00%
Amount of convertible notes issued	$ 3,030,665
Principal amount of guarantee to be converted								$ 1,439,586	1,439,586
Shares issued upon conversion of guarantee								256,091
Initial value of derivative included in merger financing					113,044			$ 113,044
Interest expense on the principal				$ 23,599	56,909			307,801
Amortization of debt discount				$ 24,215	$ 10,707			88,830
Derivative liability, carrying balance						$ 1,618,575	$ 1,618,575	1,618,575	1,618,575
Unamortized debt discount								$ 24,215	$ 24,215
Short term
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Value of founder shares transferred		$ 8,850,100
Chardan Note
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Shares issued as conversion in principle on convertible notes (in shares)					29,485
Sellers note
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Shares issued as conversion in principle on convertible notes (in shares)					31,035			34,931,855